Activity in Accident and Health Claim Reserves (Parenthetical) (Detail) - Accident and health - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease) [Abstract]
Reinsurance recoverable	$ 283,252	$ 259,829	$ 221,718
Reinsurance recoverable	$ 340,048	$ 283,252	$ 259,829